TAXES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2014
Tax Disclosure [Abstract]
Tabular Disclosure Of Taxes Payable During Period [Table Text Block]
Taxes payable consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Enterprise income tax payable	$493	$494
Individual income tax	540	16
Other taxes payable	240	1,035
Total	$1,273	$1,545